Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 8 – SHAREHOLDERS’ EQUITY:

A. Share capital:

1.	On April 1, 2024, the Company entered into a purchase agreement with two investors in a registered direct offering (the “April Offering”), whereby the Company sold 1,339,285 Ordinary Shares at a purchase price of $1.232 per share. The aggregate proceeds received by the Company from the April Offering were approximately $1,651.

2.	On May 20, 2024, the Company issued warrants, to purchase up to 220,000 Ordinary Shares, to a service provider, at an exercise price of $2.25 per share. The Company’s accounting treatment for these warrants as equity-classified instruments (as part of additional paid in capital) is based on an assessment of ASC 718. These warrants were not exercised within the designated timeframe and expired on November 21, 2024.

3.	On June 14, 2024, the Company entered into a purchase agreement with an individual private investor in a registered direct offering (the “June Offering”), pursuant to which the Company sold (i) an aggregate of 941,541 of the Company’s Ordinary Shares at a purchase price of $1.30 per share, and (ii) pre-funded warrants to purchase up to 1,709,760 Ordinary Shares, at a purchase price of $1.30, less $0.001 per pre-funded warrant (the “June Pre-Funded Warrant”). The aggregate proceeds received by the Company from the June Offering were approximately $3,102, after deducting placement agent commissions and additional offering costs in cash which totaled approximately $343. In addition, the Company issued the placement agent in the June Offering warrants equal to a total of 7.0% of the aggregate number of Ordinary Shares sold in the transaction to purchase up to 185,591Ordinary Shares (the “June Placement Agent Warrants”) at an exercise price of $1.56 per Ordinary Share, which were exercisable immediately upon issuance and which expire four years following their issuance. The Company accounting treatment for the June Placement Agent Warrants as equity-classified instruments (as part of additional paid in capital) is based on an assessment of ASC 718. The fair value of the June Placement Agent Warrants at the issuance date was $254. The cash and non-cash issuance costs were recorded against additional paid in capital, due to the classification of the Ordinary Shares and the June Pre-Funded Warrants as equity in the June Offering.

4.	On June 30, 2024, the Company issued 45,000 Ordinary Shares to an advisor in connection with consulting service agreement.

5.	On December 27, 2024, the Company completed its December Private Placement, whereby the Company sold (i) 3,950,343 Ordinary Shares and 2024 Private Warrants to purchase up to 3,950,343 Ordinary Shares at a purchase price of $0.70 per unit, and (ii) pre-funded warrants to purchase up to 658,372 Ordinary Shares (the “2024 Pre-Funded Warrants”) and 2024 Private Warrants to purchase up to 658,372 Ordinary Shares, at a purchase price of $0.70, less $0.001 per unit with a 2024 Pre-Funded Warrant. Each 2024 Pre-Funded Warrant is exercisable for one Ordinary Share at an exercise price of $0.001 per Ordinary Share. Each 2024 Private Warrant is exercisable for one Ordinary Share at an exercise price of $1.10 per Ordinary Share. The 2024 Private Warrants are immediately exercisable and may be exercised at any time until the end of June 2026. The 2024 Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the 2024 Pre-Funded Warrants are exercised in full. As of June 30, 2025, all of the 2024 Pre-Funded Warrants were exercised and none of the 2024 Private Warrants were exercised. Subsequent to June 30, 2025, 855,714 2024 Warrants were exercised into Ordinary Shares - see note 11 (1).

The Company concluded that the 2024 Private Warrants and 2024 Pre-Funded Warrants are not within the scope of ASC 480. Further, applying ASC 815-40, the Company concluded that the 2024 Private Warrants and 2024 Pre-Funded Warrants are indexed to the Company’s own share capital and meet the conditions for equity classification, and thus should be presented within equity.

The gross proceeds received by the Company from the December Private Placement were approximately $3,228, before deducting underwriting discounts and commissions and additional cash offering costs totaled approximately $233. In addition, the Company agreed to pay fees of 4% from the proceeds that may be received in the event of exercise of the 2024 Private Warrants issued in December 2024 Private Placement, issued to certain investors, which created a financial liability. The fair value of the financial liability as of December 31, 2024 and June 30, 2025 is $69 which is the total potential amount to be paid. The cash and non-cash issuance costs were recorded against additional paid in capital.

6.

On March 14, 2025, the Company entered into the Sales Agreement, pursuant to which the Company could offer and sell, from time to time, through the sales agent, Ordinary Shares pursuant to an ATM facility, having an aggregate offering price of up to $1,019. On April 10, 2025, the maximum aggregate offering price was increased to $1,917. As of June 30, 2025, the Company has sold 2,575,753 Ordinary Shares under the ATM facility. The gross proceeds received by the Company from sales through the ATM facility were approximately $1,621, before deducting offering costs of approximately $113. Subsequent to June 30, 2025, the shelf capacity was further increased to $14,686 and the Company issued additional 2,728,889 Ordinary Shares under the ATM facility for gross proceeds of approximately $3,079- see Note 11 (2) and (3).

7.	During the six-month period ending June 30, 2025, the Company issued an aggregate amount of 1,083,443 Ordinary Shares in connection with vested restricted share units, or RSUs, and an additional 81,633 Ordinary Shares in connection with option exercises.

B. Warrants reserves - Composition and movements:

1.	The following table reconciles the movement in warrants outstanding at the beginning and end of the period:

	Number of Warrants	Weighted-average exercise price	Weighted average remaining contractual term (in years)
Balance as of December 31, 2024	7,728,611	4.14	1.63
Issued	-	-	-
Exercised	658,372	0.001	-
Expired	-	-	-
Balance as of June 30, 2025	7,070,239	4.14	1.14

2.	The following table summarizes information about the Company’s outstanding warrants as of June 30, 2025.

Exercise Price	Warrants outstanding as of June 30, 2025	Expiration date
5.5	1,640,455	15/07/2026
5.5	277,835	15/07/2025
6.875	145,455	15/01/2027
1.6	212,188	28/06/2027
1.56	185,591	18/06/2028
1.1	4,608,715	30/06/2026
Balance as of June 30, 2025	7,070,239

C. Loss per share:

Loss per share has been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended June 30, 2025	Year ended June 30, 2024
Loss for the period	6,398	6,240
Total number of Ordinary Shares	28,651,297	18,438,917
Weighted average number of Ordinary Shares	26,782,603	16,628,582
Basic and diluted loss per share	(0.24)	(0.38)